Capital Stock - Additional Information, Stock-based compensation of Subsidiaries (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended			12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period				100,000	100,000
Stock option per share value (dollars per share)				$ 10.18	$ 9.44	$ 43.99
Non-Management Directors | Teekay Offshore
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period				56,950	76,084	14,603
Non-Management Directors | Teekay LNG
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period				17,345	32,723	10,447
Non-Management Directors | Teekay Offshore Teekay LNG and Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units aggregate value, granted				$ 0.6	$ 0.7	$ 1.0
Phantom Unit Awards | Teekay Offshore
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards	321,318	601,368	102,843
Phantom Unit Awards | Teekay LNG
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards	60,809	132,582	32,054
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards				349,175	238,609	63,912
Vesting period				3 years
Restricted Stock Units and Phantom Unit Awards | Teekay Offshore Teekay LNG and Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units aggregate value, granted	$ 3.5	$ 4.9	$ 4.2
Vesting period				3 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years
Stock options granted (in shares)				732,314	916,015	265,135
Stock option, term				10 years
Stock Options | Officer | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Stock options granted (in shares)	486,329	216,043	58,434
Stock option per share value (dollars per share)	$ 2.23	$ 3.74	$ 5.39
Stock option, term	10 years
Stock Options | Non-Management Directors | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)	396,412	284,693
Stock option per share value (dollars per share)	$ 2.23	$ 3.74
Stock option, term	10 years
Class A | Non-Management Directors | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period				0	9,358	51,948
Class A | Restricted Stock Units | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards	382,437	279,980	192,387